Employee Benefit Plan Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Maximum annual contribution per employee	15.00%
Annual contributions by employer	$ 785,000	$ 703,000	$ 490,000
Up to 3% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	100.00%
Contribution per employee	3.00%
From 3% to 5% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	50.00%
From 3% to 5% of Employee Salary [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	3.00%
From 3% to 5% of Employee Salary [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	5.00%
Up to 6% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution			50.00%
Contribution per employee			6.00%